Property and Equipment, net	12 Months Ended
Dec. 31, 2020
Property and Equipment, net
Property and Equipment, net

(5)   Property and Equipment, net

Property and equipment at cost and accumulated depreciation at December 31, 2020 and 2019 are as follows:

	December 31, 2020
	Original	Accumulated	Assets
	cost	depreciation	net
Land	$3,678,296	$—	$3,678,296
Land with a related party – see Note 8(a)	3,599,324	—	3,599,324
Buildings	57,362,041	(436,209)	56,925,832
Construction in progress	23,525,658	—	23,525,658
Construction in progress with a related party – see Note 8(a)	54,648,634	—	54,648,634
Automobiles	151,898	(14,791)	137,107
Leasehold improvements	871,259	(17,660)	853,599
Equipment	1,803,347	(68,074)	1,735,273
Machinery	7,625,332	(83,720)	7,541,612
	$153,265,789	$(620,454)	$152,645,335

	December 31, 2019
	Original	Accumulated	Assets
	cost	depreciation	net
Land with a related party – see Note 8(a)	$3,599,324	$—	$3,599,324
Equipment	25,399	(7,235)	18,164
Machinery	95,512	(11,926)	83,586
	$3,720,235	$(19,161)	$3,701,074

Depreciation expense for property and equipment for the year ended December 31, 2020 and 2019 was $175,843 and $16,129, respectively.

Building cost includes $56,747,769 related to right-to-use assets held under a finance lease with a related party (see Note 8(a)).